FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
FAIR VALUE MEASUREMENTS

NOTE 16 - FAIR VALUE MEASUREMENTS

The Company determines the fair market values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, Fair Value Measurements and Disclosures, which requires an entity to maximize the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 - Inputs other than quoted prices included with Level 1 that are observable for the asset or liability either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived from or corroborated by market data by correlation or other means.

•	Level 3 - Unobservable inputs for determining the fair value of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

The fair value of available-for-sale securities are determined by various valuation methodologies. Where quoted market prices are available in an active market, securities are classified within Level 1. The Company has no securities classified within Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. For these investments, the pricing applications apply available information as applicable through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. They also use model processes, such as the Option Adjusted Spread model to assess interest rate impact and develop prepayment scenarios. In the case of municipal securities, information on the Bloomberg terminal such as credit ratings, credit support, and call features are used to set the matrix values for the issues, which will be used to determine the yields from which the market values are calculated each month. Because they are not price quote valuations, the pricing methods are considered Level 2 inputs. At this time all of the Company’s securities fall within the Level 2 hierarchy for pricing. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Company currently has no securities classified within Level 3. During the year ended December 31, 2011 and 2010, there were no transfers between Level 1 and Level 2. The valuation methodology was consistent for the years ended December 31, 2011 and 2010.

Assets measured at fair value on a recurring basis segregated by fair value hierarchy level during the period ended December 31, 2011 and 2010 are summarized below:

	December 31, 2011
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$31,743,989	$—	$31,743,989
Corporate bonds	—	1,838,324	—	1,838,324
State and municipal securities	—	26,376,118	—	26,376,118
Other securities	—	3,501	—	3,501
Mortgage-backed: residential	—	25,613,419	—	25,613,419
Total securities available for sale	$—	$85,575,351	$—	$85,575,351

	December 31, 2010
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$42,690,393	$—	$42,690,393
Corporate bonds	—	2,057,639	—	2,057,639
State and municipal securities	—	17,774,271	—	17,774,271
Other securities	—	3,501	—	3,501
Mortgage-backed: residential	—	15,949,104	—	15,949,104
Total securities available for sale	$—	$78,474,908	$—	$78,474,908

Assets measured at fair value on a nonrecurring basis by fair value hierarchy level during the periods ended December 31, 2011 and 2010 are summarized below:

	December 31, 2011
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate loans:
One-to-four family	$—	$—	$224,060	$224,060
Commercial	—	—	755,000	755,000
Construction and land	—	—	407,193	407,193

Total foreclosed assets	$—	$—	$1,386,253	$1,386,253

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,347,958	$1,347,958
Multi-family	—	—	3,048,473	3,048,473
Commercial	—	—	1,303,707	1,303,707
Construction and land	—	—	3,788,235	3,788,235
	$—	$—	$9,488,373	$9,488,373

Commercial business	$—	$—	$1,131,656	$1,131,656

Total impaired loans	$—	$—	$10,620,029	$10,620,029

	December 31, 2010
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$896,691	$896,691
Multi-family	—	—	380,360	380,360
Commercial	—	—	91,929	91,929
Construction and land	—	—	4,391,250	4,391,250
	$—	$—	$5,760,230	$5,760,230

Commercial business	$—	$—	$101,588	$101,588

Total impaired loans	$—	$—	$5,861,818	$5,861,818

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $13,715,174, with a valuation allowance of $3,095,145 at December 31, 2011, resulting in a net increase in provision for loan losses of $967,420 for the year ended December 31, 2011. At December 31, 2010, impaired loans had a principal balance of $7,989,543, with a valuation allowance of $2,127,725, resulting in a net increase in provision for loan losses of $217,871 for the year ended December 31, 2010.

Impaired loans that are collateral dependent have been written down to the fair value of the collateral, less estimated costs to sell, through the establishment of a specific allowance or by recording charge-offs when the carrying value exceeds the fair value of the collateral. Valuation techniques consistent with the market approach, income approach, and/or cost approach were used to measure fair value and primarily included observable inputs for the individual impaired loans being evaluated such as recent sales of similar assets or observable market data for operational or carrying costs. In cases where such inputs were unobservable, the loan balance is reflected within the Level 3 hierarchy. Additionally, due to the volatility in the market and the subjectivity that goes into the valuation process, specifically the discounts on appraisals, management has determined it is appropriate to classify impaired loans in Level 3. The calculated valuation amount does not necessarily represent the value of the loans if sold to a willing buyer. Management believes it is more likely than not that a workout solution or liquidation of the collateral is the best use of the asset and therefore has measured fair value based on the underlying collateral of the loans. If management were to sell the impaired loan portfolio to a third party instead of liquidating the collateral, the measurement of fair value could be significantly different.

Foreclosed assets are collateral dependent and are recorded at the lesser of the recorded investment in the receivable or the appraised value less costs to sell and may be revalued on a nonrecurring basis. Foreclosed assets measured at fair value less costs to sell on a nonrecurring basis during the year ended December 31, 2011, had a net carrying amount of $1,386,253, which is made up of the outstanding balance of $1,835,527, net of write-downs of $449,274. For the year ended December 31, 2010, no foreclosed assets were measured at fair value on a nonrecurring basis.